SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 86.5%
	Alabama — 0.9%
	Alabama Public School & College Authority, Series A, 5.00% due 11/1/2027 - 11/1/2031	$ 12,500,000	$ 16,316,110
	Alabama Public School & College Authority (Education System Capital Improvements),
	Series A, 5.00% due 6/1/2022	5,605,000	5,855,431
	Series B, 5.00% due 6/1/2023	735,000	802,995
	Alabama State Board of Education (Calhoun Community College), 4.00% due 5/1/2022	1,230,000	1,268,560
	Chatom (Powersouth Energy Co-operative Projects; Insured: AGM) IDB, 5.00% due 8/1/2025 - 8/1/2030	3,830,000	4,780,060
	East Alabama Health Care Authority, Series A, 5.00% due 9/1/2021 - 9/1/2022	2,045,000	2,080,401
	Lower Alabama Gas District, Series A, 5.00% due 9/1/2029	3,625,000	4,602,082
	Lower Alabama Gas District (Guaranty: Goldman Sachs Group, Inc.), 4.00% due 12/1/2023 - 12/1/2025	1,220,000	1,364,991
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	2,500,000	2,602,275
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2025 - 9/1/2027	8,915,000	10,786,472
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,816,200
	Arizona — 2.2%
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2022 - 12/1/2024	3,360,000	3,737,763
	Arizona Board of Regents (Arizona State University), Series C, 5.00% due 7/1/2028 - 7/1/2031	3,125,000	4,155,356
	Arizona Board of Regents (Arizona State University) COP, Series A, 5.00% due 9/1/2021 - 9/1/2023	13,980,000	14,839,199
	Arizona Board of Regents (Northern Arizona University Projects) COP, 5.00% due 9/1/2022 - 9/1/2023	5,825,000	6,143,029
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2023 - 8/1/2024	1,350,000	1,504,820
	Arizona Board of Regents (University of Arizona) COP,
	5.00% due 6/1/2022 - 6/1/2028	1,690,000	1,940,631
	Series C, 5.00% due 6/1/2022	6,080,000	6,351,046
	Arizona Transportation Board,
	5.00% due 7/1/2025	5,700,000	6,732,726
	Series A, 5.00% due 7/1/2021	7,465,000	7,465,970
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2022 - 7/1/2025	8,580,000	9,732,485
	City of Tucson (Street and Highway Projects), Series A, 5.00% due 7/1/2022	2,135,000	2,236,946
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 0.41% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	8,535,000	8,561,766
	Maricopa County Special Health Care District GO, Series D, 5.00% due 7/1/2030 - 7/1/2031	6,800,000	9,116,040
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2025 - 6/1/2030	1,580,000	1,999,903
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities),
	Series A,
	3.00% due 7/1/2021	1,200,000	1,200,084
[b]	5.00% due 7/1/2021	400,000	400,052
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities) ETM,
	Series A,
	3.00% due 7/1/2022	1,325,000	1,361,769
	5.00% due 7/1/2022	500,000	523,835
	Pima County (Sewer System & Fleet Services Facilities Expansion) COP, Series A, 5.00% due 12/1/2021 - 12/1/2022	2,495,000	2,607,240
	Pima County Sewer System Revenue COP, Series B, 5.00% due 7/1/2027 - 7/1/2030	4,250,000	5,453,743
	Pinal County (Detention and Training Facilities),
	Series A,
	5.00% due 8/1/2021 - 8/1/2025	4,375,000	4,754,638
[b]	5.00% due 8/1/2024	700,000	797,769
	Pinal County (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,415,530
	Pinal County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	3,320,000	3,516,146
	Pinal County Community College District GO,
	4.00% due 7/1/2022	400,000	415,092
	5.00% due 7/1/2023 - 7/1/2030	5,000,000	6,266,283
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2026 - 1/1/2029	8,405,000	10,453,629
	State of Arizona COP, Series A, 5.00% due 10/1/2025	3,375,000	4,010,276
	Arkansas — 0.0%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities), Series A, 3.00% due 11/1/2023	615,000	656,752
	California — 4.6%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2021 - 12/1/2023	6,200,000	6,725,900
[b]	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,250,000	3,235,602
	Cabrillo (Educational Facilities; Insured: AMBAC) USD GO, Series A, Zero Coupon due 8/1/2021	1,000,000	999,870
[a]	California (Kaiser Foundation Hospitals) HFFA, Series B, 5.00% due 11/1/2029 (put 11/1/2022)	1,075,000	1,143,220
	California State Public Works Board (Coalinga State Hospital), Series H, 5.00% due 6/1/2022	11,555,000	12,071,855
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2021 - 11/1/2022	10,825,000	11,481,092
	California State Public Works Board (Various Capital Projects),
	Series A, 5.00% due 10/1/2021	1,000,000	1,012,070

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series G, 5.00% due 11/1/2021	$ 1,750,000	$ 1,778,228
[a]	California Statewide Communities Development Authority (Adventist Health System/West Obligated Group), Series A, 5.00% due 3/1/2037 (put 3/1/2027)	1,775,000	2,159,394
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	10,066,781
[c]	City of Los Angeles, 4.00% due 6/23/2022	24,300,000	25,218,297
	County of Los Angeles Metropolitan Transportation Authority (Green Bond), Series A, 5.00% due 6/1/2028	3,485,000	4,484,812
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project),
	Series C,
	5.00% due 12/1/2021 - 12/1/2024	24,700,000	27,125,896
[b]	5.00% due 12/1/2022	5,000,000	5,336,900
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	9,806,067
	Series B, 5.00% due 7/1/2023	11,950,000	13,093,017
	Series D, 5.00% due 7/1/2022 - 7/1/2024	22,900,000	24,986,197
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	1,500,000	1,710,780
	Needles (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	991,935
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	4,785,021
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	35,000,000	38,687,600
	Palomar Community College District GO, Series B, Zero Coupon due 8/1/2021	2,560,000	2,559,898
	Riverside County Office of Education Pooled Notes, Series A, 2.00% due 12/1/2021	1,000,000	1,007,790
	Rocklin (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2022	3,910,000	3,901,593
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,265,000	3,265,359
	Sacramento City Financing Authority (Merged Downtown & Oak Park; Insured: Natl-Re), Series A, Zero Coupon due 12/1/2021	1,600,000	1,597,488
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District), 5.00% due 12/1/2031	1,250,000	1,737,563
	San Diego Convention Center Expansion Financing Authority, Series A, 5.00% due 4/15/2022	8,000,000	8,300,560
	Santa Fe Springs Community Development Commission (Consolidated Redevelopment Project; Insured: Natl-Re), Series A, Zero Coupon due 9/1/2024	7,000,000	6,853,840
	State of California GO, 5.00% due 9/1/2021 - 12/1/2031	17,285,000	21,383,136
	Turlock Public Financing Authority Water Revenue, 4.00% due 3/1/2027	8,750,000	8,805,737
	West Contra Costa (Educational Facilities; Insured: AGC) USD GO, Series C-1, Zero Coupon due 8/1/2022	4,000,000	3,989,080
	West Covina Redevelopment Agency (Fashion Plaza), 6.00% due 9/1/2022	2,870,000	2,970,708
	Colorado — 1.9%
	City & County of Denver (Buell Theatre Property) COP, Series A, 5.00% due 12/1/2021 - 12/1/2023	5,545,000	5,819,110
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP, Series C, 5.00% due 12/15/2021 - 12/15/2023	3,210,000	3,437,639
	City of Aurora COP, 5.00% due 12/1/2027 - 12/1/2029	7,155,000	9,198,357
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, 5.00% due 11/15/2049 (put 11/19/2026)	11,150,000	13,664,102
	Colorado (Northern Colorado Medical Center) HFA, ETM, 5.00% due 5/15/2025 - 5/15/2026	1,305,000	1,559,782
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2026	2,315,000	2,829,925
	County of Larimer (Jail Facilities Project) COP, 5.00% due 12/1/2028 - 12/1/2029	3,025,000	3,944,025
	Durango School District No. 9-R (State Aid Witholding) GO, Series R, 5.00% due 11/1/2030 - 11/1/2031	3,195,000	4,304,409
[a]	E-470 Public Highway Authority, Series B, 0.384% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,995,082
	El Paso County (Judicial Complex; Insured: AGM) COP, 5.00% due 12/1/2022 - 12/1/2028	2,500,000	2,968,071
	El Paso County (Pikes Peak Regional Development Center) COP,
	4.00% due 12/1/2021	1,000,000	1,016,090
	5.00% due 12/1/2023	1,330,000	1,482,152
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023 - 12/15/2024	1,600,000	1,808,604
	Interlocken Metropolitan District (Insured: AGM) GO,
	Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,811,456
	Series A-2, 5.00% due 12/1/2027	365,000	458,579
	Regional Transportation District (Denver Transit Partners, LLC), 5.00% due 7/15/2024 - 1/15/2031	3,245,000	3,974,869
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2023 - 6/1/2024	8,000,000	8,703,560
	Regional Transportation District COP, 5.00% due 6/1/2030	3,000,000	3,849,990
	Regional Transportation District Sales Tax Revenue (Green Bond), 5.00% due 11/1/2029 - 11/1/2030	4,500,000	5,953,080
	State of Colorado COP, Series A, 5.00% due 9/1/2024 - 12/15/2031	25,665,000	33,572,699
	Connecticut — 2.1%
	City of Hartford (Various Public Improvements; Insured: AGM) GO,
	Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	2,108,256
	Series B, 5.00% due 10/1/2022	1,765,000	1,869,400
[a,c]	Connecticut State Health & Educational Facilities Authority (Yale University), Series 2015-A, 0.375% due 7/1/2035 (put 7/12/2024)	8,675,000	8,676,735
	State of Connecticut (Educational Facilities) GO,
	Series B, 5.00% due 6/15/2024 - 6/15/2025	30,400,000	35,031,834
	Series E, 5.00% due 9/1/2023	5,550,000	6,124,147
	State of Connecticut (Various Capital Projects) GO,
	Series B, 5.00% due 5/15/2027	16,615,000	20,083,049

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series E, 5.00% due 8/15/2024	$ 1,845,000	$ 2,030,994
	State of Connecticut GO,
	Series B, 5.00% due 2/15/2024	7,000,000	7,866,180
	Series C, 5.00% due 6/15/2022 - 6/15/2028	12,540,000	15,301,874
	Series E, 5.00% due 9/15/2028	2,560,000	3,289,549
	State of Connecticut Special Tax Revenue,
	5.00% due 5/1/2031	5,000,000	6,588,900
	Series B, 5.00% due 10/1/2021	2,200,000	2,226,246
	State of Connecticut, Special Tax Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2031	10,925,000	14,330,229
	State of Connecticut, Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2026	1,200,000	1,414,164
	Delaware — 0.1%
	Delaware Transportation Authority, 5.00% due 9/1/2027 - 9/1/2031	2,900,000	3,783,275
	Delaware Transportation Authority (Transportation System), 5.00% due 7/1/2022	1,440,000	1,509,998
	District of Columbia — 0.4%
	District of Columbia (Federal Highway Grant Anticipation), 5.00% due 12/1/2025 - 12/1/2031	2,500,000	3,138,785
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2022 - 7/1/2028	6,405,000	7,289,560
	Washington Metropolitan Area Transit Authority (Green Bond), Series A, 5.00% due 7/15/2029 - 7/15/2031	12,055,000	16,176,358
	Florida — 6.0%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2022 - 7/1/2023	3,850,000	4,137,651
	Broward County School Board (Educational Facilities) COP,
	Series A,
	5.00% due 7/1/2021 - 7/1/2027	19,880,000	21,932,290
[b]	5.00% due 7/1/2023	3,000,000	3,281,340
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,275,000	10,651,863
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	15,350,730
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2028	8,590,000	10,937,046
	Series B, 5.00% due 7/1/2029	8,920,000	11,579,141
	Central Florida Expressway Authority, 5.00% due 7/1/2022 - 7/1/2026	4,100,000	4,579,046
	Central Florida Expressway Authority (Insured: AGM),
[b]	5.00% due 7/1/2028	1,250,000	1,599,963
	5.00% due 7/1/2029 - 7/1/2031	3,750,000	5,015,730
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2022 - 10/1/2026	5,435,000	6,494,226
	City of Fort Myers Utility System Revenue, 5.00% due 10/1/2023 (pre-refunded 10/1/2021)	2,370,000	2,398,843
	City of Jacksonville,
	5.00% due 10/1/2027	400,000	497,596
	Series C, 5.00% due 10/1/2023	1,105,000	1,218,450
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2026 - 11/15/2028	2,105,000	2,520,402
	City of Miami (Stormwater Management Utility System),
[b]	5.00% due 9/1/2026	975,000	1,186,829
	5.00% due 9/1/2027 - 9/1/2028	1,700,000	2,122,917
	City of Miami GO,
	4.00% due 9/1/2021	1,015,000	1,021,435
	5.00% due 9/1/2022	1,000,000	1,007,970
	City of North Miami Beach (North Miami Beach Water Project), 5.00% due 8/1/2021	1,000,000	1,003,980
	City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2023 - 11/1/2027	3,545,000	4,159,573
	Florida Department of Management Services, Series A, 5.00% due 9/1/2025	3,185,000	3,778,397
	Florida Higher Educational Facilities Financing Authority (University of Tampa) ETM, Series A, 5.00% due 4/1/2022	620,000	641,793
	Florida State Board of Governors, Series A, 5.00% due 7/1/2028 - 7/1/2029	1,755,000	2,269,021
	Florida State Board of Governors (University System Capital Improvements), Series A, 4.00% due 7/1/2021 - 7/1/2022	8,600,000	8,763,104
	Fort Myers Utility System Revenue, 5.00% due 10/1/2023	990,000	1,001,722
	Hillsborough County (Court Facilities), Series B, 5.00% due 11/1/2021	4,880,000	4,957,690
	Hillsborough County (Jail and Storm Water Projects), Series A, 5.00% due 11/1/2021 - 11/1/2022	5,305,000	5,530,447
	Hillsborough County School Board (Master Lease Program) COP, 5.00% due 7/1/2027 - 7/1/2029	15,410,000	19,149,627
	JEA Electric System, Series A, 5.00% due 10/1/2024 (pre-refunded 10/1/2023)	1,200,000	1,329,168
	JEA Electric System ETM, Series A, 5.00% due 10/1/2023	1,395,000	1,542,368
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,379,110
	Manatee County (County Capital Projects), 5.00% due 10/1/2021	2,775,000	2,808,383
	Manatee County (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	1,119,086
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,506,211
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2024	3,065,000	3,470,959
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,878,900
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,265,000	11,785,967
	Miami-Dade County Aviation Revenue, Series A, 5.00% due 10/1/2025 - 10/1/2031	3,000,000	3,865,740

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	$ 4,000,000	$ 4,517,320
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2022 - 5/1/2024	15,535,000	17,048,488
[a]	5.00% due 5/1/2031 (put 5/1/2024)	2,550,000	2,877,369
	Series C, 5.00% due 5/1/2025	15,000,000	17,493,000
	Orange County (Orlando Health, Inc.; Insured: Natl-Re) HFA ETM, Series C, 6.25% due 10/1/2021	420,000	426,271
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2021 - 8/1/2025	8,100,000	8,783,472
	Orange County School Board COP,
	5.00% due 8/1/2027	610,000	764,129
	Series A, 5.00% due 8/1/2029 - 8/1/2031	4,600,000	6,151,353
	Orange County Water Utility System Revenue, 5.00% due 10/1/2026	1,400,000	1,720,376
	Palm Beach County (Baptist Health South Florida Obligated Group) HFA, 5.00% due 8/15/2024 - 8/15/2027	1,360,000	1,620,597
	Palm Beach County School Board (Educational Facilities) COP,
	Series B, 5.00% due 8/1/2022 - 8/1/2024	10,095,000	11,233,546
	Series C,
	4.00% due 8/1/2021	3,835,000	3,846,812
	5.00% due 8/1/2022	1,810,000	1,903,070
	Palm Beach County School District COP,
	Series C, 5.00% due 8/1/2021 - 8/1/2026	10,130,000	11,294,163
	Series D, 5.00% due 8/1/2030	1,050,000	1,231,577
	Pasco County School Board COP, Series A, 5.00% due 8/1/2028 - 8/1/2031	9,785,000	12,919,123
[b]	Polk County (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,505,157
	Polk County (Water and Wastewater Utility Systems; Insured: AGM), 3.00% due 10/1/2021	3,125,000	3,147,250
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements) GO, 5.00% due 6/1/2023	1,940,000	2,111,244
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2021 - 10/1/2023	2,575,000	2,704,421
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2023 - 6/1/2025	3,710,000	4,238,218
	South Florida Water Management District (Everglades Restoration Plan) COP, 5.00% due 10/1/2021 - 10/1/2022	3,750,000	3,888,790
	St. Johns County School Board COP, Series A, 5.00% due 7/1/2023 - 7/1/2029	8,015,000	9,931,775
	State of Florida GO, Series C, 5.00% due 6/1/2025	1,845,000	2,172,008
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2021 - 9/1/2024	7,275,000	7,785,855
	Sunshine State Governmental Financing Commission (Miami-Dade County Program; Insured: AGM), Series A, 5.00% due 9/1/2021	5,000,000	5,039,400
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2023 - 10/15/2025	1,750,000	1,998,705
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,140,570
	Volusia County School Board COP,
	5.00% due 10/1/2029	510,000	614,948
	Series A, 5.00% due 8/1/2027 - 8/1/2031	8,600,000	11,179,037
	Georgia — 1.8%
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct, LLC), 5.00% due 6/15/2022 - 6/15/2023	1,270,000	1,350,460
	City of Atlanta, Series A, 5.00% due 7/1/2027 - 7/1/2030	5,100,000	6,617,577
	City of Atlanta (Airport Passenger Facility),
	5.00% due 1/1/2024 - 1/1/2025	3,850,000	4,306,902
	Series B, 5.00% due 1/1/2023 - 1/1/2025	2,645,000	2,910,930
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2022 - 12/1/2024	3,290,000	3,603,048
	City of Atlanta (Water & Wastewater System), 5.00% due 11/1/2021 - 11/1/2025	6,630,000	7,185,891
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.) ETM, 5.00% due 10/1/2022	4,420,000	4,681,355
	Georgia State Road & Tollway Authority, 5.00% due 6/1/2025 - 6/1/2031	9,545,000	12,186,018
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2023 - 5/15/2029	14,265,000	17,188,902
	Municipal Electric Authority of Georgia,
	4.00% due 11/1/2023 - 11/1/2025	3,850,000	4,273,834
	5.00% due 1/1/2026 - 1/1/2031	9,050,000	11,469,941
	Series A, 5.00% due 1/1/2026 - 1/1/2030	6,300,000	7,784,636
[c]	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2022 - 10/1/2029	2,810,000	3,371,687
[a]	Private Colleges & Universities Authority (Emory University), Series B, 0.45% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	18,400,000	18,255,615
	Savannah (International Paper Co.) EDA, 1.90% due 8/1/2024	4,000,000	4,145,720
	Guam — 0.4%
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2022 - 11/15/2024	7,460,000	8,228,978
	Government of Guam (Various Capital Projects) ETM, Series D, 5.00% due 11/15/2021	2,210,000	2,249,515
	Guam Government, Series A, 5.00% due 1/1/2025	305,000	312,107
	Guam Government Waterworks Authority (Water & Wastewater System Improvements), 5.25% due 7/1/2022 - 7/1/2023	1,695,000	1,789,480
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	4,330,000	4,849,206
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2022	6,340,000	6,701,126
	Hawaii — 0.6%
	City and County of Honolulu (Capital Improvements) GO, Series B, 5.00% due 11/1/2021 - 11/1/2022	9,465,000	9,942,230

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City and County of Honolulu (Capital Improvements) GO ETM, Series A, 5.00% due 11/1/2022	$ 1,750,000	$ 1,858,938
	County of Hawaii (Capital Improvements) GO,
	Series A, 5.00% due 9/1/2023	800,000	881,608
	Series B, 5.00% due 9/1/2023	1,500,000	1,653,015
	Series C, 5.00% due 9/1/2021 - 9/1/2026	5,250,000	5,735,030
	Series D, 5.00% due 9/1/2023 - 9/1/2026	3,085,000	3,605,761
	Series E, 5.00% due 9/1/2021 - 9/1/2026	4,665,000	4,940,548
	Honolulu City & County Board of Water Supply, Series A, 5.00% due 7/1/2024 (pre-refunded 7/1/2022)	1,000,000	1,048,470
	State of Hawaii (Hawaiian Home Lands Settlement) GO,
	Series DZ, 5.00% due 12/1/2022 (pre-refunded 12/1/2021)	4,000,000	4,081,240
	Series EA, 5.00% due 12/1/2021	3,000,000	3,061,230
	Idaho — 0.1%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2022 - 12/1/2024	4,350,000	4,860,458
	Illinois — 5.4%
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2022 - 1/1/2024	3,700,000	3,970,815
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2027	1,750,000	2,088,607
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2024 - 1/1/2025	1,915,000	2,123,217
	Series B, 5.00% due 1/1/2022 - 1/1/2024	4,430,000	4,687,039
	Series C, 5.00% due 1/1/2022 - 1/1/2023	5,155,000	5,386,420
	Series D, 5.00% due 1/1/2023 - 1/1/2024	3,435,000	3,707,278
	Chicago Park District GO, Series D, 5.00% due 1/1/2024	1,060,000	1,163,679
	Chicago School Reform Board of Trustees of the Board of Education (School District Capital Improvement Program; Insured: Natl-Re) GO, Series A, 5.25% due 12/1/2021	1,500,000	1,520,175
	City of Chicago (Chicago Midway Airport), Series B, 5.00% due 1/1/2023 - 1/1/2024	22,275,000	23,857,867
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2023	1,000,000	1,042,140
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2022 - 1/1/2025	15,750,000	17,356,427
	City of Chicago (Water System),
	Series 2017-2, 5.00% due 11/1/2021 - 11/1/2024	2,650,000	2,886,211
	Series A, 5.00% due 11/1/2027	6,250,000	7,646,812
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,601,320
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,501,120
	City of Waukegan (Lakehurst Redevelopment Project; Insured: AGM) GO, Series A, 5.00% due 12/30/2021 - 12/30/2022	3,100,000	3,215,464
	Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2021 - 12/1/2024	10,935,000	11,939,011
	Community College District No. 516 (Waubonsee Community College) GO, Series A, 5.00% due 12/15/2021	6,175,000	6,306,527
	Community Unit School District No. 5 (Insured: BAM) GO,
	5.00% due 4/15/2024 - 4/15/2025	1,050,000	1,208,313
[b]	5.00% due 4/15/2026	600,000	721,734
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2021 - 12/1/2024	6,800,000	7,274,390
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,678,920
	Cook County School District No 87 Berkeley (Insured: AGM) GO, 5.00% due 12/1/2029	500,000	645,140
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,362,181
	County of Cook (Capital Improvement Plan) GO,
	Series A, 5.00% due 11/15/2021	5,000,000	5,088,600
	Series C,
	4.00% due 11/15/2021 - 11/15/2022	3,000,000	3,079,180
	5.00% due 11/15/2021 - 11/15/2022	3,605,000	3,739,471
	County of Cook Sales Tax Revenue, 5.00% due 11/15/2028	2,250,000	2,810,452
	Forest Preserve District of Cook County GO, Series A, 5.00% due 11/15/2021	1,500,000	1,525,500
	Forest Preserve District of DuPage County GO, 5.00% due 11/1/2021 - 11/1/2024	8,955,000	9,982,464
	Illinois Finance Authority (Advocate Health Care), 5.00% due 8/1/2023 - 8/1/2024	1,365,000	1,533,315
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), 5.00% due 8/15/2023 - 8/15/2031	7,990,000	10,293,103
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series B, 5.00% due 7/15/2057 (put 12/15/2022)	2,270,000	2,426,289
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2021 - 11/15/2025	2,770,000	3,157,868
	Illinois Finance Authority (Trinity Health), Series L, 4.00% due 12/1/2021	1,265,000	1,284,898
	Illinois State Toll Highway Authority,
	5.00% due 1/1/2025	2,000,000	2,313,500
	Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	11,535,445
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO, Zero Coupon due 12/1/2021	1,235,000	1,233,382
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO ETM, Zero Coupon due 12/1/2021	765,000	763,814
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	7,962,883
	Knox & Warren Counties Community Unit School District No 205 Galesburg GO,
	Series B,
	4.00% due 12/1/2021 - 12/1/2024	4,625,000	4,946,113

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 12/1/2025 - 12/1/2029	$ 7,400,000	$ 9,115,056
	McHenry County Conservation District GO, 5.00% due 2/1/2025	2,000,000	2,315,640
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond) GO, Series E, 5.00% due 12/1/2025	1,000,000	1,192,640
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	1,000,000	1,218,510
	Sales Tax Securitization Corp.,
	5.00% due 1/1/2028	3,655,000	4,547,843
	Series A, 5.00% due 1/1/2029	2,790,000	3,465,152
	State of Illinois, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	24,574,200
	State of Illinois (Insured: BAM-Natl-Re), Series 1, 6.00% due 6/15/2026	235,000	286,749
	State of Illinois (State Facilities Improvements) GO,
	5.00% due 7/1/2021	1,735,000	1,735,226
	Series D, 5.00% due 11/1/2021 - 11/1/2024	6,150,000	6,716,721
	State of Illinois GO,
	5.50% due 5/1/2024 - 5/1/2030	2,350,000	2,856,745
	Series A, 5.00% due 12/1/2021	4,500,000	4,589,820
	Series D, 5.00% due 11/1/2023 - 11/1/2028	36,240,000	44,033,878
	Village of Tinley Park GO, 4.00% due 12/1/2022	625,000	658,631
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	23,549,084
	Indiana — 1.0%
	Avon Community School Building Corp (Educational Facilities; Insured: State Intercept),
[b]	5.00% due 7/15/2021	2,200,000	2,203,828
	5.00% due 7/15/2022 - 7/15/2027	4,530,000	5,236,613
	City of Carmel Redevelopment Authority (Road and Intersection Improvements), 5.00% due 8/1/2021 - 8/1/2022	3,725,000	3,833,848
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2021 - 8/15/2022	1,100,000	1,152,693
	Duneland School Building Corp. (State Aid Withholding), Zero Coupon due 8/1/2021	3,270,000	3,269,379
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2021 - 1/15/2024	3,210,000	3,372,794
	Indiana Bond Bank (Columbus Learning Center), 5.00% due 8/1/2021	660,000	662,600
[b]	Indiana Finance Authority (Community Health Network), Series A, 5.00% due 5/1/2022	1,230,000	1,278,696
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2021 - 10/1/2024	2,000,000	2,187,995
	Indiana Finance Authority (CWA Authority, Inc.),
[c]	Series 1, 5.00% due 10/1/2030 - 10/1/2031	5,500,000	7,423,130
[c]	Series 2, 5.00% due 10/1/2029 - 10/1/2031	2,740,000	3,674,306
[a,c]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series 2011L, 0.70% due 12/1/2046 (put 1/1/2026)	7,500,000	7,511,100
	Indiana Finance Authority (Marian University Health Sciences) ETM, 5.00% due 9/15/2021	2,320,000	2,341,878
	Indiana Finance Authority (Parkview Health System), 5.00% due 5/1/2022	1,135,000	1,180,033
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2026 - 1/1/2028	4,235,000	5,214,285
	Lake Central Multi-District School Building Corp. (Educational Facilities) (State Aid Withholding),
	Series B,
	4.00% due 1/15/2022	1,455,000	1,485,119
	5.00% due 7/15/2021 - 7/15/2022	2,250,000	2,302,110
	Perry Township Multischool Building Corp. (Educational Facilities) (State Aid Withholding), 5.00% due 7/10/2021	1,000,000	1,001,070
	Southwest Allen Multi School Building Corp. ((Metropolitan School District of Southwest Allen County; Insured: State Intercept), 5.00% due 1/15/2029 - 7/15/2029	4,070,000	5,169,515
	Iowa — 0.1%
	Des Moines Independent Community School District (School Infrastructure; Insured: AGM), 4.00% due 6/1/2022	2,140,000	2,146,741
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2022 - 7/1/2024	6,085,000	6,575,064
	Kansas — 1.5%
[b]	Johnson County No. 512 Shawnee Mission USD GO, Series A, 5.00% due 10/1/2034 (pre-refunded 10/1/2025)	2,000,000	2,380,080
[a,c]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	26,930,000	36,742,753
	Kansas (National Bio and Agro-Defense Facility) DFA, Series G, 5.00% due 4/1/2022 - 4/1/2025	27,395,000	29,529,947
	Kansas DFA, Series SRF, 5.00% due 5/1/2026	765,000	925,183
	Seward County No. 480 USD GO,
	Series B,
	5.00% due 9/1/2024 - 9/1/2026	4,020,000	4,726,719
	5.00% due 9/1/2027 (pre-refunded 9/1/2025)	2,100,000	2,492,301
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,600,000	3,890,464
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	6,761,425
	Kentucky — 2.0%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2021 - 10/1/2023	7,080,000	7,037,090
[a]	Kentucky Public Energy Authority, Series A, 4.00% due 4/1/2048 (put 4/1/2024)	77,915,000	85,104,217
	Kentucky State Property & Building Commission (Kentucky Finance and Administration Cabinet; Insured: BAM), 5.00% due 4/1/2031	11,760,000	14,381,422
	Kentucky State Property & Building Commission (Project No. 112), Series B, 5.00% due 11/1/2021	1,050,000	1,066,768

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare, Inc.), 5.00% due 10/1/2026	$ 3,000,000	$ 3,676,680
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	6,684,925
	Louisiana — 2.7%
	City of Bossier (Public Improvements; Insured: AGM), Series ST-2010, 4.50% due 12/1/2021	2,240,000	2,279,222
	City of New Orleans (Public Improvements) GO, 5.00% due 12/1/2021	1,200,000	1,224,000
	City of New Orleans (Public Improvements; Insured: AGM) GO, 5.00% due 12/1/2021	5,700,000	5,814,000
	City of Shreveport (Water and Sewer System; Insured: BAM), Series A, 5.00% due 12/1/2022 - 12/1/2024	15,195,000	16,804,995
	City of Shreveport (Water and Sewer System; Insured: BAM) ETM, Series A, 5.00% due 12/1/2021	8,185,000	8,348,864
	Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (Insured: AGM), 5.00% due 8/1/2027 - 8/1/2030	4,750,000	6,024,875
	East Baton Rouge Sewerage Commission (Wastewater System Improvements),
	Series A, 5.00% due 2/1/2028 - 2/1/2030	2,400,000	3,086,550
	Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,411,663
	Ernest N. Morial - New Orleans Exhibition Hall Authority (Convention Center), 5.00% due 7/15/2021 - 7/15/2023	2,780,000	2,873,631
	Jefferson Sales Tax District (Insured: AGM),
	Series A, 5.00% due 12/1/2023 - 12/1/2027	4,700,000	5,626,339
	Series B, 5.00% due 12/1/2027 - 12/1/2028	4,690,000	5,943,029
	Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2022 - 6/1/2023	1,750,000	1,858,815
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2023	1,740,000	1,841,338
	Louisiana Local Govt Environmental Facilities & Community Development Authority (LCTCS Act 391 Project; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2027	15,565,000	18,101,367
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System), 5.00% due 10/1/2025 - 10/1/2027	2,960,000	3,584,731
	Louisiana Office Facilities Corp. (Louisiana Division of Administration), 5.00% due 11/1/2022	1,455,000	1,544,701
	Louisiana Offshore Terminal Authority (Loop, INC),
[a]	Series A, 1.65% due 9/1/2033 (put 12/1/2023)	5,000,000	5,147,950
[a]	Series C, 1.65% due 9/1/2034 (put 12/1/2023)	5,000,000	5,147,950
[a]	Louisiana Offshore Terminal Authority (Loop, Inc.), 1.65% due 9/1/2027 (put 12/1/2023)	6,150,000	6,331,978
	Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2022 - 6/1/2023	7,945,000	8,506,959
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	3,500,000	4,079,145
	Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2022 - 1/1/2023	930,000	967,889
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	19,125,000	19,723,995
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,840,664
	State of Louisiana, 5.00% due 9/1/2028 - 9/1/2031	5,410,000	7,121,746
	State of Louisiana GO, Series C, 5.00% due 8/1/2021	11,175,000	11,219,029
	Maine — 0.1%
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), Series A, 5.00% due 10/1/2021 - 10/1/2023	3,935,000	4,170,542
	Maryland — 0.8%
	County of Charles GO, 5.00% due 10/1/2031	2,150,000	2,814,178
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2025 - 4/15/2030	7,005,000	8,725,933
	Montgomery County GO, Series C, 5.00% due 10/1/2025	1,250,000	1,487,263
	Prince County George’s GO, Series A, 5.00% due 9/15/2026	6,110,000	7,496,054
[b]	State of Maryland Department of Transportation, 5.00% due 10/1/2029	6,850,000	9,039,191
	State of Maryland GO,
	Series A, 5.00% due 3/1/2031	5,000,000	6,815,000
	Series B, 5.00% due 8/1/2024	6,955,000	7,959,858
	Washington Suburban Sanitary Commission, 5.00% due 6/1/2030	3,000,000	3,955,260
	Massachusetts — 1.3%
	Commonwealth of Massachusetts GO, Series G, 5.00% due 9/1/2029	5,000,000	6,611,000
[c]	Massachusetts (Berkshire Health Systems, Inc. Obligated Group) DFA, Series I, 5.00% due 10/1/2027 - 10/1/2031	3,520,000	4,550,536
	Massachusetts (Beth Israel Lahey Health Obligated Group) DFA, 5.00% due 7/1/2027 - 7/1/2028	2,000,000	2,496,800
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2023 - 7/1/2027	11,470,000	13,237,525
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	10,816,477
	Massachusetts (Mount Auburn Hospital Health Records System) DFA, Series H-1, 5.00% due 7/1/2022 - 7/1/2025	15,415,000	17,169,007
[a,c]	Massachusetts (President & Trustees of Williams College) DFA, Series N, 0.45% due 7/1/2041 (put 7/1/2025)	2,000,000	1,994,280
	Massachusetts School Building Authority, Series C, 5.00% due 8/15/2029	2,440,000	2,882,299
[a]	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00% due 1/1/2039 (put 1/1/2023)	3,630,000	3,890,525
	Pennsylvania (UPMC Obligated Group) EDFA, Series J, 5.25% due 10/1/2023	595,000	663,371
	University of Massachusetts Building Authority (University of Massachusetts), Series 2021-1, 5.00% due 11/1/2026 - 11/1/2031	9,500,000	12,169,275
	Michigan — 2.3%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2022 - 11/15/2025	1,870,000	2,107,214
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.00% due 11/1/2022	600,000	636,462
	Livonia Public Schools (Insured: BAM) GO, Series I, 5.00% due 5/1/2029 - 5/1/2030	2,035,000	2,657,716
	Michigan Finance Authority ((McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2029	1,000,000	1,271,990
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2023 - 8/1/2025	18,800,000	21,276,514

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	$ 1,000,000	$ 1,224,960
	Michigan Finance Authority (LOC JPMorgan Chase Bank, N.A.) (State Aid Withholding), Series A-2, 4.00% due 8/20/2021	7,000,000	7,033,880
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2028	1,000,000	1,247,400
	Michigan Finance Authority (Trinity Health Credit Group), 5.00% due 12/1/2022 - 12/1/2028	10,500,000	12,311,200
	Michigan State Building Authority, Series I, 5.00% due 10/15/2030	2,500,000	3,348,275
	Michigan State Building Authority (Facilities Program), Series I, 5.00% due 4/15/2023 - 4/15/2026	1,865,000	2,115,685
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), 5.00% due 9/1/2021 - 9/1/2024	5,740,000	6,130,215
	School District of the City of Dearborn (Insured: Q-SBLF) (State Aid Withholding) GO, 4.00% due 5/1/2022 - 5/1/2023	1,160,000	1,219,443
	School District of the City of Detroit (Wayne County School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2022	3,000,000	3,119,040
	State Building Authority of the State of Michigan (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2021 - 10/15/2023	11,715,000	12,749,490
	State of Michigan Trunk Line Revenue, Series B, 5.00% due 11/15/2028 - 11/15/2030	32,500,000	42,979,800
	Wayne State University, Series A, 5.00% due 11/15/2023 - 11/15/2026	12,640,000	14,811,080
	Minnesota — 0.2%
	Minnesota Higher Education Facilities Authority, 5.00% due 10/1/2029	300,000	388,824
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	1.90% due 1/1/2029	240,000	245,599
	1.95% due 7/1/2029	565,000	579,379
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), 0.58% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	7,525,000	7,635,520
	Port Authority of the City of St. Paul (Minnesota Andersen Office Building), Series 3, 5.00% due 12/1/2021 - 12/1/2022	2,215,000	2,318,798
	St. Paul Housing and Redevelopment Authority (HealthPartners), 5.00% due 7/1/2023 - 7/1/2025	1,850,000	2,071,564
	Mississippi — 0.1%
	Mississippi Development Bank (Jackson Public School District; Insured: BAM),
	5.00% due 10/1/2024 - 10/1/2027	1,675,000	1,998,428
[b]	5.00% due 10/1/2026 - 10/1/2028	725,000	894,825
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A-GA, 5.00% due 1/1/2022 - 1/1/2023	2,500,000	2,630,895
	Mississippi Development Bank (MDOT-Madison County Highway), 5.00% due 1/1/2022 - 1/1/2023	2,250,000	2,363,087
	Missouri — 0.3%
	City of Excelsior Springs (Insured: BAM) COP,
	Series A, 4.00% due 9/1/2024 - 9/1/2028	1,860,000	2,126,721
	Series B, 4.00% due 3/1/2025 - 3/1/2030	1,230,000	1,406,025
	Jackson County (Parking Facility Projects), 4.00% due 12/1/2021	1,000,000	1,015,910
	Kansas City Municipal Assistance Corp. (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC), Series B-1, Zero Coupon due 4/15/2022	5,040,000	5,017,572
	Missouri (City of Independence Electric System) DFB ISD, Series F, 4.00% due 6/1/2022	3,155,000	3,270,063
	Special Administrative Board of the Transitional School District of the City of St. Louis (State Aid Withholding) GO, 4.00% due 4/1/2022	3,300,000	3,393,852
	Nebraska — 1.2%
	Central Plains Energy Project,
[a]	4.00% due 12/1/2049 (put 8/1/2025)	8,500,000	9,618,600
[a]	5.00% due 3/1/2050 (put 1/1/2024)	50,000,000	55,324,000
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2022 - 11/1/2025	6,980,000	7,887,011
	Nevada — 2.8%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2023 - 9/1/2027	1,705,000	2,007,104
	Carson City (Carson Tahoe Regional Healthcare) ETM, 5.00% due 9/1/2022	2,450,000	2,586,465
	Clark County Department of Aviation,
	Series A, 5.00% due 7/1/2021	1,855,000	1,855,241
	Series C, 5.00% due 7/1/2021	2,500,000	2,500,325
	Clark County School District (Acquisition of Transportation & Technology Equipment) GO,
	Series C, 5.00% due 6/15/2022	2,560,000	2,676,813
	Series D, 5.00% due 6/15/2022	27,150,000	28,388,854
	Clark County School District (Insured: BAM) GO, Series B, 5.00% due 6/15/2025	6,910,000	8,142,468
	Clark County School District GO, Series A, 5.00% due 6/15/2023	4,000,000	4,369,440
	County of Washoe GO, 5.00% due 7/1/2027 - 7/1/2031	15,220,000	20,280,755
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	3,050,000	3,525,988
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2026	55,955,000	63,902,594
	Series B, 5.00% due 12/1/2025	20,000,000	23,512,400
[b]	State of Nevada (Water Pollution Control Revolving Fund) GO, 5.00% due 8/1/2030	1,530,000	2,002,326
	New Hampshire — 0.0%
	New Hampshire Municipal Bond Bank (Educational Facilities; Insured: State Intercept), Series C, 5.25% due 8/15/2022	2,770,000	2,927,751
	New Jersey — 3.3%
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO,
	Series A,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	4.00% due 8/1/2021	$ 2,805,000	$ 2,813,415
	5.00% due 8/1/2022 - 8/1/2023	4,985,000	5,347,458
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	5,000,000	5,813,000
	New Jersey (Insured: Natl-Re) EDA, Series K, 5.25% due 12/15/2021	1,000,000	1,022,710
	New Jersey (New Jersey Transit Corporation) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	9,188,160
	New Jersey (New Jersey Transit Corporation) EDA,
	5.00% due 11/1/2029	40,000	51,615
	Series B, 5.00% due 11/1/2023	2,500,000	2,770,175
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2028 - 6/15/2029	4,190,000	5,320,093
	Series NN, 5.00% due 3/1/2026	1,410,000	1,519,289
	Series UU, 5.00% due 6/15/2028	7,930,000	8,938,379
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	2,750,000	3,485,212
	New Jersey (SELF DESIGNATED SOCIAL BONDS-S) EDA, Series S, 5.00% due 6/15/2030 - 6/15/2031	830,000	1,087,542
	New Jersey (State of New Jersey Department of the Treasury) EDA,
	5.00% due 6/15/2028 - 6/15/2031	5,240,000	6,708,896
	Series BBB, 5.50% due 6/15/2029	1,000,000	1,239,360
	New Jersey (Virtua Health Issue) HFFA, 5.00% due 7/1/2023 - 7/1/2024	1,535,000	1,700,061
	New Jersey EDA,
	5.00% due 3/1/2025	775,000	799,203
	Series XX, 5.00% due 6/15/2026	1,140,000	1,332,386
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2021	3,395,000	3,427,660
	New Jersey Transportation Trust Fund Authority,
	5.00% due 6/15/2028	4,240,000	5,014,182
	Series A, 5.00% due 12/15/2029	1,550,000	1,962,688
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	5.00% due 6/15/2023 - 6/15/2024	6,275,000	6,974,869
	Series A, 5.25% due 12/15/2022	2,000,000	2,143,660
	Series A-1,
	5.00% due 6/15/2025	500,000	581,980
[b]	5.00% due 6/15/2027	30,035,000	35,566,546
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC),
	Series A, 5.25% due 12/15/2021	6,000,000	6,136,260
	Series B, 5.25% due 12/15/2023	3,545,000	3,968,273
	New Jersey Transportation Trust Fund Authority (Transportation System),
	5.00% due 12/15/2025 - 12/15/2027	21,850,000	26,811,796
	Series A, 5.00% due 6/15/2024	950,000	1,074,868
	Passaic Valley Sewer Commissioners (Sewer System), Series G, 5.75% due 12/1/2021	4,500,000	4,598,910
	State of New Jersey (COVID-19 GO Emergency Bonds) GO, Series A, 5.00% due 6/1/2024 - 6/1/2025	2,500,000	2,908,035
	State of New Jersey (COVID-19 GO Emergency Bonds-SE) GO, 5.00% due 6/1/2026 - 6/1/2029	21,000,000	26,538,150
	Township of Moorestown GO, 2.50% due 7/30/2021	10,000,000	10,018,300
	New Mexico — 1.0%
	Albuquerque Municipal School District No 12 (State Aid Witholding) GO, Series A, 5.00% due 8/1/2021 - 8/1/2026	2,550,000	2,773,610
[b]	Carlsbad Municipal School District (Educational Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2023	1,650,000	1,812,211
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2023	1,360,000	1,490,125
	City of Albuquerque GO, Series A, 5.00% due 7/1/2021	1,020,000	1,020,133
	City of Farmington (Public Service Co. of New Mexico),
	Series B,
[a]	1.875% due 4/1/2033 (put 10/1/2021)	5,335,000	5,352,926
[a]	2.125% due 6/1/2040 (put 6/1/2022)	3,500,000	3,550,015
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	4,500,000	4,559,940
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	7,000,000	7,069,090
	City of Las Cruces GO, 5.00% due 8/1/2021	955,000	958,734
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2022	565,000	577,780
	County of Santa Fe GRT, 3.00% due 6/1/2027	1,000,000	1,104,210
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2021	3,000,000	3,011,520
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), 5.00% due 8/1/2024 - 8/1/2025	1,780,000	2,058,716
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC), Series F, 3.50% due 7/1/2050	9,985,000	10,981,603
	New Mexico Municipal Energy Acquisition Authority,
	Series A,
	4.00% due 11/1/2023 - 11/1/2024	2,650,000	2,917,839
[a]	5.00% due 11/1/2039 (put 5/1/2025)	4,600,000	5,348,144
	New Mexico State University, Series B, 5.00% due 4/1/2022	575,000	595,545
	New Mexico State University (Insured: BAM), Series A, 5.00% due 4/1/2029	1,645,000	2,056,382
	New Mexico State University ETM, Series B, 5.00% due 4/1/2022	675,000	699,273

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2026	$ 1,085,000	$ 1,320,575
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,458,925
	State of New Mexico Severance Tax Permanent Fund, Series A, 5.00% due 7/1/2026	600,000	727,926
	New York — 6.1%
	City of New York (City Budget Financial Management) GO,
	Series D, 5.00% due 8/1/2022	3,000,000	3,154,500
	Series G, 5.00% due 8/1/2021 - 8/1/2023	25,145,000	26,461,215
	Series J, 5.00% due 8/1/2021 - 8/1/2024	40,480,000	44,662,785
	Series K, 5.00% due 8/1/2021 - 8/1/2022	20,850,000	21,555,569
	City of New York GO,
	Series D, 5.00% due 8/1/2021	2,020,000	2,027,858
	Series J, 5.00% due 8/1/2026	750,000	913,200
	City of New York GO ETM, Series D, 5.00% due 8/1/2021	980,000	983,763
	County of Nassau (Insured: AGM) GO, Series A, 5.00% due 4/1/2028 - 4/1/2031	4,500,000	5,855,380
	County of Suffolk (Insured: AGM) GO, Series A, 5.00% due 2/1/2025	800,000	925,800
	County of Suffolk (Insured: BAM) GO, Series D, 5.00% due 10/15/2025	750,000	886,628
	County of Suffolk GO, Series I, 2.00% due 7/22/2021	5,000,000	5,003,950
	Erie County (State Aid Witholding) IDA, Series A, 5.00% due 5/1/2029 - 5/1/2030	3,300,000	4,338,510
	Long Island Power Authority, Series A, 5.00% due 9/1/2026 - 9/1/2030	3,475,000	4,477,929
	Metropolitan Transportation Authority,
	5.00% due 11/15/2025 - 11/15/2027	2,335,000	2,741,109
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	19,192,708
	Series B,
	4.00% due 11/15/2026	1,660,000	1,936,456
	5.00% due 11/15/2025 - 11/15/2028	6,035,000	7,192,825
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,894,994
	Series F, 5.00% due 11/15/2025	1,055,000	1,250,755
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	4,199,995
	Series B, 5.00% due 11/15/2027	1,845,000	2,309,922
	Series C-1, 5.00% due 11/15/2024 - 11/15/2026	6,840,000	8,134,031
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	15,430,000	16,061,087
	Monroe County (St. John Fisher College) IDC, Series A, 5.00% due 6/1/2022	2,000,000	2,086,800
	Nassau County Interim Finance Authority, Series A, 5.00% due 11/15/2025 - 11/15/2031	8,120,000	11,032,716
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	5.00% due 11/1/2026 - 11/1/2031	20,485,000	26,531,820
	Series 1, 5.00% due 11/1/2026 - 11/1/2029	9,000,000	11,427,815
	Series D, 5.00% due 11/1/2024 - 11/1/2025	2,750,000	3,204,953
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), Series A, 5.00% due 12/1/2026	2,500,000	3,064,225
	New York City Water & Sewer System,
	Series DD, 5.00% due 6/15/2026	1,250,000	1,524,687
	Series EE, 5.00% due 6/15/2031	7,000,000	9,561,160
	New York State Dormitory Authority, Series A, 5.00% due 3/15/2030	8,040,000	10,215,624
	New York State Dormitory Authority (School Districts Financing Program) (State Aid Withholding),
	Series G, 5.00% due 10/1/2022	300,000	317,754
	Series H, 5.00% due 10/1/2021	750,000	758,903
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGC) (State Aid Withholding),
	5.25% due 10/1/2023	140,000	141,786
	5.25% due 10/1/2023 (pre-refunded 10/1/2021)	1,860,000	1,883,529
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding),
	Series A, 5.00% due 10/1/2021 - 10/1/2024	7,400,000	8,089,358
	Series F, 5.00% due 10/1/2021	1,250,000	1,265,237
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 2/15/2025 - 3/15/2031	22,610,000	29,973,561
	Series D, 5.00% due 2/15/2030	1,230,000	1,628,569
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series E, 5.00% due 3/15/2029	4,135,000	5,322,076
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	1,415,000	1,475,548
	New York State Environmental Facilities Corp. (State of New York State Revolving Fund), 5.00% due 5/15/2025	1,075,000	1,220,039
	New York State Housing Finance Agency (Green Bond), Series I, 2.70% due 11/1/2023	2,125,000	2,236,477
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway),
	Series I, 5.00% due 1/1/2022	3,000,000	3,070,350
	Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,425,190
	New York State Urban Development Corp.,
	5.00% due 3/15/2031	1,500,000	2,009,535
	Series E, 5.00% due 3/15/2031	5,000,000	6,617,100

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of New York Mortgage Agency,
	Series 223,
	1.85% due 4/1/2026	$ 400,000	$ 417,040
	1.90% due 10/1/2026	815,000	851,463
	1.95% due 4/1/2027	1,000,000	1,046,280
	2.00% due 10/1/2027	775,000	811,859
	2.05% due 4/1/2028	450,000	471,830
	2.25% due 4/1/2030	1,320,000	1,372,259
	2.30% due 10/1/2030	1,110,000	1,152,679
	Suffolk County (Catholic Health Services) EDC, 5.00% due 7/1/2021	5,000,000	5,000,650
	Town of Oyster Bay (Insured: BAM) GO, 4.00% due 11/1/2023 - 11/1/2026	3,195,000	3,598,720
	Town of Oyster Bay GO, 4.00% due 3/1/2024	825,000	895,348
	Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels),
	Series A, 5.00% due 11/15/2021	5,140,000	5,232,726
	Series C-1, 5.00% due 11/15/2026	4,000,000	4,931,160
	West Seneca Central School District (Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2022	1,000,000	1,064,860
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,395,000	1,578,706
	North Carolina — 1.2%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series A,
	4.00% due 1/15/2022	875,000	892,929
	5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,565,698
[a]	Series C, 5.00% due 1/15/2050 (put 12/1/2028)	6,000,000	7,725,360
[a]	Series D, 5.00% due 1/15/2049 (put 12/1/2031)	1,250,000	1,705,288
	City of Charlotte (Equipment Acquisition & Public Facilities) ETM COP, Series C, 5.00% due 12/1/2021 - 12/1/2025	7,940,000	8,782,426
[a]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	1,100,000	1,152,426
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2022 - 6/1/2024	2,350,000	2,545,261
	County of Dare (Educational Facility Capital Projects),
	Series A,
	4.00% due 6/1/2022	490,000	507,091
	5.00% due 6/1/2024	700,000	763,553
	County of New Hanover, 4.00% due 8/1/2025	2,300,000	2,628,417
	County of Randolph,
	Series B, 5.00% due 10/1/2021 - 10/1/2023	3,560,000	3,745,531
	Series C, 5.00% due 10/1/2021 - 10/1/2023	900,000	947,963
	New County Hanover, 5.00% due 8/1/2027	3,685,000	4,619,737
	North Carolina Eastern Municipal Power Agency ETM, Series A, 5.00% due 1/1/2022	4,715,000	4,826,745
	North Carolina Municipal Power Agency (Catawba Electric), Series B, 4.00% due 1/1/2022	1,250,000	1,273,650
	North Carolina Turnpike Authority, 5.00% due 1/1/2023 - 1/1/2029	17,630,000	21,112,888
	Winston-Salem State University (Student Housing and Student Services Facilities), 5.00% due 4/1/2022	945,000	977,858
	North Dakota — 0.0%
	County of Mckenzie, 5.00% due 8/1/2021	1,455,000	1,460,660
	County of McKenzie, 5.00% due 8/1/2022	1,000,000	1,051,570
	Ohio — 2.7%
	American Municipal Power, Inc. (AMP Fremont Energy Center),
[a]	Series A-2, 1.00% due 2/15/2048 (put 8/15/2024)	3,000,000	3,045,780
	Series B, 5.00% due 2/15/2022	2,750,000	2,831,400
	Akron, Bath & Copley Joint Township Hospital District (Children’s Hospital Medical Center), 5.00% due 11/15/2021	1,000,000	1,017,730
	Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	3,008,281
	City of Akron (Community Learning Centers), Series A, 5.00% due 12/1/2021	4,120,000	4,202,400
	City of Cleveland (Municipal Street System Improvements) GO,
	Series A,
	3.00% due 12/1/2021	2,305,000	2,331,323
	4.00% due 12/1/2022 - 12/1/2023	6,725,000	7,196,768
	5.00% due 12/1/2025 - 12/1/2026	7,165,000	8,530,114
	City of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	2,035,000	2,056,571
	City of Cleveland (Parking Facility; Insured: AGM) ETM, 5.25% due 9/15/2021	965,000	974,766
	City of Cleveland (Parks & Recreation Facilities), 5.00% due 10/1/2021 - 10/1/2023	2,830,000	3,006,696
	City of Cleveland (Public Facilities Improvements), 5.00% due 10/1/2025 - 10/1/2028	3,200,000	3,982,917
	City of Cleveland (Public Facilities), 5.00% due 10/1/2022 - 10/1/2023	2,060,000	2,236,445
	City of Columbus GO, Series A, 5.00% due 4/1/2022	1,800,000	1,865,196
	City of Toledo (Water System Improvements), 5.00% due 11/15/2021 - 11/15/2023	7,005,000	7,402,027
	Cleveland State University (Campus Capital Projects), 5.00% due 6/1/2022	2,000,000	2,039,920
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2023 - 12/1/2024	17,160,000	19,003,862

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2025	$ 1,695,000	$ 1,962,810
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center) ETM, 5.00% due 12/1/2021 - 12/1/2024	2,500,000	2,707,850
[a]	Ohio Higher Educational Facility Commission (Case Western Reserve University), 1.625% due 12/1/2034 (put 12/1/2026)	2,200,000	2,268,156
	Ohio Turnpike & Infrastructure Commission, Series A, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	18,297,551
	Ohio Water Development Authority, Series A, 5.00% due 12/1/2030	1,000,000	1,211,090
	State of Ohio (Major New Street Infrastructure Project),
	Series 1, 5.00% due 12/15/2021	2,500,000	2,555,325
	Series 2016-1, 5.00% due 12/15/2026	1,000,000	1,213,280
	State of Ohio GO,
	Series A, 5.00% due 6/15/2028 - 6/15/2031	4,775,000	6,354,041
	Series C, 5.00% due 3/1/2029 - 3/1/2031	3,350,000	4,470,029
	Series V, 5.00% due 5/1/2022 - 5/1/2028	35,560,000	40,952,445
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2021 - 12/1/2023	5,240,000	5,256,489
	Oklahoma — 0.6%
	Canadian County Educational Facilities Authority (Mustang Public Schools) ISD,
	4.50% due 9/1/2021	2,290,000	2,306,099
	5.00% due 9/1/2027	1,000,000	1,209,600
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 5.00% due 6/1/2023	5,355,000	5,830,792
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2024 - 9/1/2027	3,550,000	4,156,818
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2022 - 8/15/2025	4,725,000	5,269,852
	Oklahoma Capitol Improvement Authority (State Highway Capital Improvement), 5.00% due 7/1/2023	325,000	355,381
	Oklahoma County Finance Authority (Midwest City Public Service) ISD, 5.00% due 10/1/2022 - 10/1/2026	3,450,000	3,867,853
[c]	Oklahoma Municipal Power Authority (Power Supply System; Insured: AGM), Series A, 5.00% due 1/1/2028 - 1/1/2030	2,550,000	3,253,412
	Tulsa County Industrial Authority (Broken Arrow Public Schools) ISD, 4.50% due 9/1/2021	8,775,000	8,836,600
	Tulsa County Industrial Authority ISD,
	5.00% due 9/1/2021	1,525,000	1,536,880
[b]	5.00% due 9/1/2022	1,500,000	1,581,825
	Oregon — 0.2%
	Hillsboro School District No. 1J (School Capital Improvements) (State Aid Withholding) GO, 5.00% due 6/15/2025 - 6/15/2027	9,130,000	11,063,483
	Tri-County Metropolitan Transportation District of Oregon, Series A, 5.00% due 10/1/2028	2,845,000	3,529,109
	Pennsylvania — 5.7%
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2023 - 3/1/2025	1,945,000	2,220,231
	Allegheny County Hospital Development Authority, 5.00% due 7/15/2028 - 7/15/2029	7,425,000	9,535,403
	Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	21,475,442
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,178,430
	Allegheny County Sanitary Authority (Insured: BAM), 5.00% due 12/1/2029	2,830,000	3,322,250
	Altoona Area School District (State Aid Withholding) (Insured: AGM) GO, 3.00% due 12/1/2022	1,335,000	1,384,555
	City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	34,518,788
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2023 - 8/1/2025	10,900,000	12,265,558
	City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2024 - 10/1/2026	5,455,000	6,419,288
	City of Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2029	1,000,000	1,302,440
	City of Philadelphia GO, Series A, 5.00% due 8/1/2025	10,710,000	12,602,457
	City of Pittsburgh (Insured: BAM) GO, 5.00% due 9/1/2022	1,100,000	1,159,598
	Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	930,000	1,010,352
	Commonwealth of Pennsylvania (Capital Facilities Projects) GO, Series 1, 5.00% due 3/15/2022	12,485,000	12,909,115
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	39,450,000	44,894,037
	Commonwealth of Pennsylvania GO,
	4.00% due 11/15/2027 (pre-refunded 11/15/2021)	4,775,000	4,843,951
	5.00% due 7/15/2030	12,930,000	16,957,695
	Cumberland County Municipal Authority (Penn State Health Obligated Group), 5.00% due 11/1/2027 - 11/1/2029	3,150,000	3,989,974
	Economy Borough Municipal Authority (Beaver County Sewer System; Insured: BAM), 4.00% due 12/15/2022	1,180,000	1,243,956
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility),
	Series A,
	5.00% due 12/15/2023	2,680,000	2,993,372
	5.25% due 12/15/2024	4,770,000	5,354,230
	Luzerne County (Insured: AGM) GO, Series A, 5.00% due 11/15/2021 - 11/15/2024	11,840,000	12,922,721
	Luzerne County (Insured: AGM) IDA, 5.00% due 12/15/2021 - 12/15/2027	6,045,000	6,771,962
	Monroeville Finance Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2022	1,250,000	1,286,963
	Montgomery County Higher Education & Health Authority (Abington Memorial Hospital), 5.00% due 6/1/2022	2,800,000	2,916,368
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2026 - 9/1/2029	3,575,000	4,454,803
	Northampton Borough Municipal Authority (Water System; Insured: AGM),
	3.00% due 5/15/2023	1,255,000	1,285,145
	4.00% due 5/15/2022	1,185,000	1,223,915
[c]	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2030	1,600,000	1,827,568

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Pennsylvania (UPMC Obligated Group) EDFA,
	5.00% due 3/15/2026	$ 220,000	$ 263,624
	Series A, 5.00% due 11/15/2026	2,310,000	2,818,916
	Series A-1, 5.00% due 4/15/2024 - 4/15/2030	10,095,000	12,605,936
	Pennsylvania Higher Educational Facilities Authority (Shippensburg University Student Services, Inc. Student Housing) ETM, 4.00% due 10/1/2022	1,570,000	1,615,106
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), 5.00% due 8/15/2027	1,000,000	1,251,410
	Pennsylvania Turnpike Commission,
	Series A-1, 5.00% due 12/1/2022 - 12/1/2027	5,050,000	6,067,967
	Series B,
[c]	5.00% due 12/1/2028 - 12/1/2031	3,750,000	4,970,038
	5.00% due 12/1/2029	750,000	987,518
[b]	5.00% due 12/1/2030	525,000	704,088
	Philadelphia (Philadelphia) IDA, 5.00% due 5/1/2024 - 5/1/2028	2,975,000	3,576,443
	Philadelphia Gas Works Co. (Insured: AGM),
	Series A,
	5.00% due 8/1/2024 - 8/1/2031	4,560,000	5,679,526
[b]	5.00% due 8/1/2028	625,000	786,081
[b]	Series B, 5.00% due 8/1/2024	500,000	568,135
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2022 - 4/1/2027	7,020,000	7,991,221
	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2028 - 9/1/2031	1,745,000	2,274,489
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	8,065,338
	Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,642,691
	Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,785,583
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 5.00% due 9/15/2022 - 9/15/2024	4,790,000	5,215,434
	Series B, 5.00% due 9/15/2023	470,000	518,170
	Series C, 4.00% due 9/15/2021	1,610,000	1,622,461
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2023 - 9/1/2028	2,400,000	2,853,003
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2022 - 6/1/2028	7,705,000	9,205,938
	Sports & Exhibition Authority of Pittsburgh and Allegheny County (Allegheny Regional Asset District; Insured: AGM),
	4.00% due 2/1/2022	1,200,000	1,227,276
	5.00% due 2/1/2029 - 2/1/2030	5,675,000	7,322,135
	University of Pittsburgh-of the Commonwealth System of Higher Education, 4.00% due 4/15/2026	6,500,000	7,499,050
	York County GO, Series A, 5.00% due 6/1/2028 - 6/1/2030	3,000,000	3,920,960
	Rhode Island — 1.2%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2021 - 10/1/2023	6,660,000	7,076,893
	Rhode Island Commerce Corp.,
	Series A, 5.00% due 5/15/2031	6,875,000	9,016,700
	Series B, 5.00% due 6/15/2028	2,060,000	2,479,231
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2023	1,400,000	1,543,528
	Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2022 - 9/15/2025	965,000	1,082,304
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO,
	Series A, 5.00% due 8/1/2021 - 8/1/2022	26,360,000	26,937,945
	Series B, 4.00% due 10/15/2021 - 10/15/2022	2,000,000	2,060,340
	State of Rhode Island and Providence Plantations (Energy Conservation) COP, Series C, 5.00% due 4/1/2022	2,020,000	2,091,124
	State of Rhode Island and Providence Plantations (Information Technology) COP, 5.00% due 11/1/2024	3,010,000	3,454,968
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2021 - 10/1/2023	5,600,000	5,900,908
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2021 - 10/1/2023	8,865,000	9,293,763
	South Carolina — 0.4%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2022 - 3/1/2025	4,000,000	4,400,430
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2021 - 12/1/2024	3,000,000	3,314,420
	Charleston County (South Aviation Avenue Construction), 5.00% due 12/1/2022 - 12/1/2023	4,270,000	4,676,415
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2021 - 9/1/2025	2,160,000	2,394,291
	Greenwood County (Self Regional Healthcare), Series B, 5.00% due 10/1/2022	1,000,000	1,035,730
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2021 - 12/1/2025	5,320,000	5,817,302
	South Dakota — 0.2%
	South Dakota Building Authority,
	Series B,
	5.00% due 6/1/2022	500,000	521,935
	5.00% due 6/1/2024 (pre-refunded 6/1/2023)	1,000,000	1,091,560
	South Dakota Health & Educational Facilities Authority (Avera Health) ETM, Series A, 5.00% due 7/1/2021	1,670,000	1,670,217
	South Dakota Health & Educational Facilities Authority (Monument Health), Series A, 5.00% due 9/1/2025 - 9/1/2027	3,350,000	4,095,685
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2021 - 11/1/2025	2,825,000	3,147,234

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Tennessee — 0.5%
	Shelby County GO, 5.00% due 4/1/2029	$ 4,445,000	$ 5,797,125
[a]	Tennergy Corp., Series A, 4.00% due 12/1/2051 (put 9/1/2028)	16,500,000	19,768,650
	Tennessee Energy Acquisition Corp. (The Gas Project), Series A, 5.25% due 9/1/2023	1,115,000	1,229,120
[a]	Tennessee Energy Acquisition Corp. (The Tennessee Energy Acquisition Corp.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	3,500,000	4,637,955
	Texas — 14.8%
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2022 - 2/15/2027	7,355,000	8,354,057
	Board of Regents of the University of Texas System, Series A, 5.00% due 8/15/2030	4,500,000	6,029,775
	Cities of Dallas and Fort Worth (DFW International Airport Terminal Renewal & Improvement Program), Series D, 5.25% due 11/1/2023	3,000,000	3,051,360
	City of Austin (Electric Utility), Series A, 5.00% due 11/15/2029 - 11/15/2031	7,400,000	9,860,312
	City of Austin (Water and Wastewater System),
	5.00% due 11/15/2022	245,000	249,437
	5.00% due 11/15/2022 (pre-refunded 11/15/2021)	2,395,000	2,438,036
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	8,262,650
	City of Beaumont GO, 5.00% due 3/1/2022 - 3/1/2026	3,930,000	4,422,881
	City of Brownsville (Water, Wastewater & Electric Utilities Systems),
	5.00% due 9/1/2022	1,300,000	1,359,579
	Series A, 5.00% due 9/1/2022 - 9/1/2023	3,900,000	4,169,749
	City of Bryan (Electric System Improvements), 5.00% due 7/1/2026	535,000	641,369
	City of Conroe GO, 5.00% due 3/1/2026 - 3/1/2029	810,000	1,010,319
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2022 - 2/15/2025	5,500,000	6,055,410
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2024 - 2/15/2026	20,640,000	23,109,126
	Series A, 5.00% due 2/15/2024	10,235,000	11,015,521
	City of Dallas GO, 5.00% due 2/15/2022 - 2/15/2024	20,635,000	21,251,016
	City of Houston (Airport System),
	Series B, 5.00% due 7/1/2021 - 7/1/2028	9,455,000	11,488,375
	Series D, 5.00% due 7/1/2027	3,355,000	4,185,899
	City of Houston (Combined Utility System),
	Series A, 5.00% due 11/15/2028 - 11/15/2031	3,475,000	4,633,693
	Series C,
[a]	0.424% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	18,525,000	18,522,499
	5.00% due 5/15/2022 - 5/15/2024	14,695,000	16,196,100
	Series D, 5.00% due 11/15/2022 - 11/15/2024	17,535,000	19,371,333
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2023 - 3/1/2028	48,505,000	56,888,922
	City of Laredo (Acquire & Purchase Personal Property) GO,
	5.00% due 2/15/2022 - 2/15/2025	3,510,000	3,859,738
[b]	5.00% due 2/15/2026	995,000	1,190,408
	City of Laredo (City Infrastructure Improvements) GO, Series A, 5.00% due 2/15/2022 - 2/15/2027	2,750,000	3,184,123
	City of Laredo (Sports Venues; Insured: AGM) ETM, 5.00% due 3/15/2022 - 3/15/2024	3,800,000	4,023,649
	City of Lubbock (Waterworks System) GO,
	5.00% due 2/15/2022 - 2/15/2025	25,755,000	29,150,550
[b]	5.00% due 2/15/2023	4,180,000	4,501,818
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,517,204
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2021	1,000,000	1,019,380
	City of Pflugerville GO, 5.00% due 8/1/2026	900,000	1,105,632
[a]	City of San Antonio, 1.75% due 2/1/2049 (put 12/1/2025)	10,750,000	11,256,755
	City of San Antonio (CPS Energy), 5.25% due 2/1/2024	7,000,000	7,890,050
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	3,700,000	4,264,433
	City of San Antonio GO, 5.00% due 8/1/2026	1,400,000	1,700,132
	City of San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2022	1,450,000	1,533,477
	Clifton Higher Education Finance Corp. (IDEA Public Schools), 5.00% due 8/15/2023	845,000	890,393
	Comal (Guaranty: PSF-GTD) ISD GO,
[b]	5.00% due 2/1/2024	1,100,000	1,233,727
	5.00% due 2/1/2029	2,250,000	2,919,510
	Conroe (Guaranty: PSF-GTD) ISD GO,
	5.00% due 2/15/2031	500,000	632,665
	Series A, 5.00% due 2/15/2030	2,000,000	2,649,400
	Cypress-Fairbanks (Guaranty: PSF-GTD) ISD GO,
	Series A, 5.00% due 2/15/2028 - 2/15/2031	6,000,000	7,840,735
[a]	Series A-2, 1.25% due 2/15/2036 (put 8/15/2022)	5,500,000	5,566,110
	Series B-1,
[a]	1.25% due 2/15/2036 (put 8/15/2022)	3,500,000	3,542,105
[a]	2.125% due 2/15/2040 (put 8/16/2021)	4,800,000	4,811,808
[a]	Series B-3, 1.25% due 2/15/2040 (put 8/15/2022)	7,000,000	7,084,210

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Dallas (Guaranty: PSF-GTD) ISD GO,
[a]	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	$ 3,215,000	$ 3,311,338
	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	760,000	782,785
	Dallas County Utility & Reclamation District GO,
	5.00% due 2/15/2022 - 2/15/2027	11,925,000	13,680,155
[b]	5.00% due 2/15/2023	510,000	545,175
[a]	Denton (Guaranty: PSF-GTD) ISD GO, 2.00% due 8/1/2043 (put 8/1/2023)	700,000	725,627
[a]	Denton (Guaranty: PSF-GTD) ISD GO , Series B, 2.00% due 8/1/2044 (put 8/1/2024)	2,500,000	2,626,675
[a]	Fort Bend (Guaranty: PSF-GTD) ISD GO, Series B, 0.72% due 8/1/2051 (put 8/1/2026)	5,000,000	5,011,100
	Grayson County (State Highway Toll System) GO, 5.00% due 1/1/2022	3,000,000	3,071,550
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2030	475,000	618,412
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	3,485,000	3,867,086
	Harris County (Flood Control), 5.00% due 10/1/2025 - 10/1/2027	14,305,000	17,706,221
	Harris County (Tax Road) GO, Series A, 5.00% due 10/1/2025 - 10/1/2028	8,985,000	11,155,642
	Harris County (Texas Permanent Improvement) GO, Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	14,335,973
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health), Series A, 5.00% due 12/1/2022 - 12/1/2025	6,445,000	7,387,696
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2021 - 11/15/2027	5,800,000	6,884,389
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2026 - 5/15/2029	10,700,000	13,169,820
	Harris County-Houston Sports Authority (Insured: AGM),
	5.00% due 11/15/2022	1,090,000	1,159,618
	Series A, 5.00% due 11/15/2023 - 11/15/2024	17,905,000	19,676,230
	Harris County-Houston Sports Authority (Insured: AGM) ETM, 5.00% due 11/15/2022	4,320,000	4,598,597
	Hays County GO, 5.00% due 2/15/2022 - 2/15/2025	6,000,000	6,522,961
	Highland Park (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/15/2024	1,015,000	1,141,702
[a]	Houston (Guaranty: PSF-GTD) ISD GO, Series B, 3.00% due 6/1/2036 (put 6/1/2024)	3,000,000	3,230,100
	Houston Community College System GO, Series A, 5.00% due 2/15/2029 - 2/15/2031	5,920,000	7,824,369
	Houston Higher Education Finance Corp. (KIPP, Inc.; Guaranty: PSF-GTD), 5.00% due 8/15/2021 - 8/15/2022	1,485,000	1,548,259
	Katy (Educational Facilities Improvements; Guaranty: PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2023 - 2/15/2026	9,670,000	11,143,306
	Keller (Guaranty: PSF-GTD) ISD GO, Series A, 5.00% due 8/15/2023	1,715,000	1,885,317
	La Salle County (Insured: AGM) GO, 5.00% due 3/1/2022 - 3/1/2028	18,885,000	22,205,777
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2022 - 8/1/2024	1,980,000	2,180,562
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2025	8,020,000	8,350,665
	5.00% due 5/15/2025 (pre-refunded 5/15/2022)	55,000	57,303
	Lower Colorado River Authority (LCRA Transmission Services Corp.), 5.00% due 5/15/2026 - 5/15/2031	5,125,000	6,579,877
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2022 - 11/1/2028	18,750,000	22,430,996
	Series D, 5.00% due 11/1/2021 - 11/1/2027	8,355,000	9,491,824
	New Caney (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/15/2024 (pre-refunded 8/15/2022)	865,000	911,468
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2021 - 12/15/2026	5,490,000	6,364,460
	North Texas Tollway Authority, Series B, 5.00% due 1/1/2029 - 1/1/2031	4,350,000	5,703,155
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2026 - 1/1/2029	7,550,000	9,430,489
	North Texas Tollway Authority ETM, 5.00% due 1/1/2022	655,000	670,497
[a]	Pflugerville (Guaranty: PSF-GTD) ISD GO, Series A, 2.25% due 8/15/2037 (put 8/15/2022)	2,750,000	2,813,360
	Port Authority of Houston of Harris County Texas GO, Series A-2, 5.00% due 10/1/2030	400,000	535,096
[c]	Rio Grande City (Guaranty: PSF-GTD) ISD GO, 5.00% due 8/15/2025 - 8/15/2031	5,305,000	6,798,994
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2026 - 8/1/2027	2,100,000	2,597,228
	Round Rock (Educational Facilities Improvements; Guaranty: PSF-GTD) ISD GO, 5.00% due 8/1/2022 - 8/1/2029	8,065,000	9,442,978
	Round Rock (SCH BLDG; Guaranty: PSF-GTD) ISD GO, 5.00% due 8/1/2026	6,240,000	7,623,720
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2021	2,705,000	2,737,920
	San Antonio (Guaranty: PSF-GTD) ISD GO,
	5.00% due 8/15/2027 - 8/15/2029	5,430,000	6,689,906
	Series B, 5.00% due 8/15/2029	2,395,000	3,147,677
	San Antonio Water System,
[a]	2.00% due 5/1/2043 (put 11/1/2021)	500,000	503,135
	Series A,
[a]	2.625% due 5/1/2049 (put 5/1/2024)	3,000,000	3,199,050
	5.00% due 5/15/2023	425,000	463,169
	Series C, 5.00% due 5/15/2029 - 5/15/2030	2,000,000	2,622,770
	State of Texas, 4.00% due 8/26/2021	147,100,000	147,967,890
	Stephen F Austin State University, 5.00% due 10/15/2022 - 10/15/2029	9,690,000	11,626,620
[c]	Sugar Land Waterworks And Sewer Revenue, 5.00% due 8/15/2029	2,010,000	2,622,909
	Tarrant Regional Water District, Series A, 5.00% due 3/1/2022 - 3/1/2027	7,850,000	9,106,516

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00% due 12/15/2025 - 12/15/2030	$ 3,750,000	$ 4,698,724
	Texas State University System,
	Series A,
	5.00% due 3/15/2028 - 3/15/2029	4,935,000	6,325,609
[b]	5.00% due 3/15/2030	8,155,000	10,526,556
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2022 - 8/15/2024	2,130,000	2,354,371
	Texas Transportation Commission (Highway Improvements) GO, 5.00% due 4/1/2022 - 4/1/2024	10,380,000	11,312,891
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,865,688
	Texas Water Development Board, 5.00% due 8/1/2031	2,920,000	3,909,880
[c]	Waco Educational Finance Corp. (Baylor University), 5.00% due 3/1/2029 - 3/1/2031	3,220,000	4,230,136
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM), 5.00% due 1/10/2022 - 1/10/2024	1,275,000	1,376,469
	Utah — 1.0%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	9,500,000	9,878,860
	Granite School District Board of Education GO, 5.00% due 6/1/2030	4,135,000	5,534,946
	University of Utah, Series A-1, 5.00% due 8/1/2029 - 8/1/2031	1,350,000	1,791,301
	Utah State Board of Regents (Insured: Natl-Re), Series A, 5.50% due 4/1/2029	30,365,000	39,203,037
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2022 - 6/15/2025	3,545,000	3,971,879
	Virginia — 0.7%
	City of Richmond GO, Series A, 5.00% due 7/15/2031	5,070,000	6,777,677
	County of Fairfax (State Aid Withholding) GO,
	Series A,
	4.50% due 10/1/2027	4,975,000	6,130,941
	5.00% due 10/1/2030	2,000,000	2,666,700
	County of Henrico (State Aid Witholding) GO, Series A, 5.00% due 8/1/2030	1,000,000	1,348,250
	Fairfax County (Inova Health System) IDA,
	4.00% due 5/15/2022	5,550,000	5,731,152
	5.00% due 5/15/2022	5,000,000	5,206,600
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	2,000,000	2,001,560
	Virginia Commonwealth Transportation Board, 5.00% due 9/15/2028	3,945,000	4,955,946
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), 5.00% due 1/1/2025 - 1/1/2030	3,885,000	4,699,551
	Washington — 2.3%
	Central Puget Sound Regional Transit Authority (Green Bond), Series S-1, 5.00% due 11/1/2025	2,000,000	2,384,740
	Clark County School District No 37 Vancouver (State Aid Withholding) GO, 5.00% due 12/1/2026 - 12/1/2028	1,700,000	2,149,327
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2021 - 7/1/2025	4,850,000	5,138,569
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2021 - 12/1/2023	6,070,000	6,436,579
	Skagit County Public Hospital District No. 1 (Skagit Regional Health), Series A, 5.00% due 12/1/2021 - 12/1/2023	2,410,000	2,542,099
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2021 - 12/1/2022	6,770,000	7,074,830
	Skagit County Public Hospital District No. 2 (Island Hospital) GO,
	4.00% due 12/1/2021	1,000,000	1,015,720
	5.00% due 12/1/2022	1,700,000	1,813,458
	State of Washington (Capital Projects) GO, Series R-G, 5.00% due 7/1/2025	10,475,000	12,156,552
	State of Washington (State and Local Agency Real and Personal Property Projects) (Insured: State Intercept) COP, 5.00% due 7/1/2021 - 7/1/2022	6,125,000	6,269,916
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	21,292,116
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2025 - 2/1/2029	45,385,000	56,618,929
	State of Washington COP, Series D, 5.00% due 7/1/2031	3,200,000	4,259,712
	State of Washington GO, 5.00% due 6/1/2025 - 6/1/2030	4,900,000	6,165,485
	West Virginia — 0.5%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	15,000,000	15,432,900
	West Virginia (Appalachian Power Co.) EDA,
[a]	Series A, 2.625% due 12/1/2042 (put 6/1/2022)	4,500,000	4,590,495
[a]	Series B, 2.625% due 12/1/2042 (put 6/1/2022)	6,000,000	6,120,660
	West Virginia Higher Education Policy Commission (Higher Education Facilities), Series A, 5.00% due 4/1/2022	1,500,000	1,554,315
	Wisconsin — 1.2%
	Public Finance Authority (Renown Regional Medical Center), 5.00% due 6/1/2027 - 6/1/2030	3,095,000	3,993,747
	State of Wisconsin GO, Series 2021-2, 5.00% due 5/1/2029	4,100,000	5,376,043
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[a]	5.00% due 8/15/2054 (put 1/25/2023)	10,485,000	11,256,486
[a]	5.00% due 8/15/2054 (put 1/26/2022)	9,520,000	9,777,135
[a]	Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	16,065,000	18,633,954
	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System),
	5.00% due 11/15/2025	1,235,000	1,469,415
[b]	5.00% due 11/15/2026	2,000,000	2,413,780
	Wisconsin Health & Educational Facilities Authority (Marquette University), 5.00% due 10/1/2023 - 10/1/2026	1,575,000	1,851,789
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.),

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 8/15/2021	$ 2,575,000	$ 2,589,574
	5.00% due 8/15/2022 (pre-refunded 8/15/2021)	1,600,000	1,609,296
	Wisconsin Health & Educational Facilities Authority (UnityPoint Health), Series A, 5.00% due 12/1/2022	1,000,000	1,065,850
[a]	Wisconsin Housing & Economic Development Authority, Series B, 0.50% due 11/1/2050 (put 11/1/2024)	1,500,000	1,498,320
	Wisconsin Housing & Economic Development Authority (Collateralized: FNMA),
	Series C,
	1.65% due 9/1/2026	1,615,000	1,665,953
[b]	1.75% due 9/1/2027	1,645,000	1,697,558
	1.80% due 3/1/2028	1,660,000	1,712,738
	1.95% due 3/1/2029	1,695,000	1,746,342
	WPPI Energy, Series A, 5.00% due 7/1/2022 - 7/1/2028	1,835,000	2,109,631
	WPPI Energy (Power Supply System), Series A, 5.00% due 7/1/2021	4,100,000	4,100,533
	Total Long-Term Municipal Bonds — 86.5% (Cost $4,951,995,367)		5,167,929,241
	Short-Term Municipal Bonds — 12.7%
	Alabama — 0.3%
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, 1st Series, 0.03% due 6/1/2034 (put 7/1/2021)	16,095,000	16,095,000
	Arizona — 0.1%
[a]	Arizona State University, Series B, 0.02% due 7/1/2034 (put 7/8/2021)	4,015,000	4,015,000
	California — 0.1%
[a]	East Bay Municipal Utility District Water System Revenue (SPA U.S. Bank, N.A.), Series A-3, 0.02% due 6/1/2038 (put 7/8/2021)	1,675,000	1,675,000
[a]	Los Angeles Department of Water & Power Power System Revenue (SPA Barclays Bank plc), Series B-3, 0.01% due 7/1/2034 (put 7/1/2021)	700,000	700,000
[a]	State of California (LOC Wells Fargo Bank, N.A.) GO, Series B, 0.01% due 5/1/2040 (put 7/8/2021)	1,000,000	1,000,000
	Colorado — 0.6%
	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP,
[a]	Series A1, 0.03% due 12/1/2029 (put 7/1/2021)	14,030,000	14,030,000
[a]	Series A2, 0.03% due 12/1/2029 (put 7/1/2021)	1,140,000	1,140,000
[a]	Series A3, 0.03% due 12/1/2031 (put 7/1/2021)	20,760,000	20,760,000
	District of Columbia — 0.1%
[a]	District of Columbia (Georgetown University; LOC Sumitomo Mitsui Banking), Series C1, 0.03% due 4/1/2041 (put 7/8/2021)	3,765,000	3,765,000
	Florida — 2.5%
[a]	City of Gainesville Utilities System Revenue (SPA State Street Bank and Trust Co.), Series A, 0.05% due 10/1/2036 (put 7/8/2021)	40,020,000	40,020,000
	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc),
[a]	Series A, 0.03% due 10/1/2026 (put 7/1/2021)	2,885,000	2,885,000
	Series B,
[a]	0.03% due 10/1/2038 (put 7/8/2021)	14,010,000	14,010,000
[a]	0.03% due 10/1/2042 (put 7/1/2021)	46,770,000	46,770,000
[a]	Series C, 0.03% due 10/1/2026 (put 7/1/2021)	1,000,000	1,000,000
[a]	City of West Palm Beach Utility System Revenue (Insured: AGC) (SPA JPMorgan Chase Bank, N.A.), Series C, 0.03% due 10/1/2038 (put 7/8/2021)	18,070,000	18,070,000
[a]	County of Manatee (Florida Power & Light Co.), 0.04% due 9/1/2024 (put 7/1/2021)	12,200,000	12,200,000
[a]	JEA Water & Sewer System Revenue (SPA U.S. Bank, N.A.), Series A-1, 0.02% due 10/1/2038 (put 7/1/2021)	14,880,000	14,880,000
	Illinois — 0.4%
[a]	Illinois Finance Authority (Advocate Health Care Network Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series C1, 0.05% due 11/1/2038 (put 7/8/2021)	525,000	525,000
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series A3, 0.03% due 8/15/2042 (put 7/1/2021)	22,155,000	22,155,000
[a]	University of Illinois (UIC South Campus Development; LOC JPMorgan Chase Bank, N.A.), 0.05% due 1/15/2022 (put 7/8/2021)	455,000	455,000
	Indiana — 1.2%
	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank plc),
[a]	Series I, 0.01% due 11/1/2037 (put 7/1/2021)	5,055,000	5,055,000
[a]	Series J, 0.01% due 11/1/2037 (put 7/1/2021)	6,110,000	6,110,000
[a]	Indiana Finance Authority (Marion County Capital Improvement Board; SPA U.S. Bank, N.A.), Series A-3, 0.03% due 2/1/2037 (put 7/1/2021)	43,520,000	43,520,000
[a]	Indiana Finance Authority (Parkview Health System; LOC Wells Fargo Bank, N.A.), Series B, 0.02% due 11/1/2039 (put 7/1/2021)	17,090,000	17,090,000
	Louisiana — 0.0%
[a]	Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group; LOC Bank of New York Mellon), Series B-3, 0.05% due 7/1/2047 (put 7/8/2021)	640,000	640,000
[a]	Louisiana Public Facilities Authority (Coca-Cola Bottling Co. Project; LOC U.S. Bank N.A.), 0.04% due 4/2/2023 (put 7/8/2021)	500,000	500,000
	Maryland — 0.0%
[a]	Maryland Stadium Authority (SPA Sumitomo Mitsui Banking), 0.02% due 3/1/2026 (put 7/8/2021)	1,345,000	1,345,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Massachusetts — 0.3%
[a]	Massachusetts Health & Educational Facilities Authority (Partners Healthcare System; SPA JPMorgan Chase Bank, N.A.), Series P-1, 0.03% due 7/1/2027 (put 7/8/2021)	$ 14,400,000	$ 14,400,000
[a]	Massachusetts Water Resources Authority (SPA TD Bank N.A.), Series A-2, 0.03% due 8/1/2037 (put 7/8/2021)	2,495,000	2,495,000
	Michigan — 0.0%
[a]	Oakland University (LOC JPMorgan Chase Bank, N.A.), 0.02% due 3/1/2031 (put 7/8/2021)	2,190,000	2,190,000
	Mississippi — 0.4%
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series A, 0.01% due 11/1/2035 (put 7/1/2021)	3,555,000	3,555,000
[a]	Series B, 0.01% due 12/1/2030 (put 7/1/2021)	20,750,000	20,750,000
[a]	Series C, 0.01% due 12/1/2030 (put 7/1/2021)	600,000	600,000
[a]	Series G, 0.01% due 12/1/2030 (put 7/1/2021)	1,300,000	1,300,000
	Missouri — 0.3%
[a]	City of Kansas City (LOC Sumitomo Mitsui Banking), Series F, 0.03% due 4/15/2025 (put 7/8/2021)	6,175,000	6,175,000
[a]	Missouri Development Finance Board (Nelson Gallery Foundation; SPA U.S. Bank, N.A.), Series A, 0.02% due 12/1/2037 (put 7/1/2021)	8,900,000	8,900,000
[a]	State of Missouri Health & Educational Facilities Authority (SSM Health Care Corp.), Series D, 0.02% due 6/1/2036 (put 7/8/2021)	1,155,000	1,155,000
[a]	State of Missouri Health & Educational Facilities Authority (St. Louis University; SPA U.S. Bank, N.A.), 0.01% due 7/1/2032 (put 7/1/2021)	865,000	865,000
	New Hampshire — 0.1%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank & Trust Co.), Series A1, 0.01% due 7/1/2035 (put 7/1/2021)	7,620,000	7,620,000
	New Jersey — 0.2%
[a]	New Jersey (New Jersey Transit Corporation) (SPA JPMorgan Chase Bank, N.A.) EDA, Series B, 0.03% due 7/1/2026 (put 7/1/2021)	12,100,000	12,100,000
	New Mexico — 0.9%
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.),
[a]	Series C, 0.03% due 8/1/2034 (put 7/1/2021)	33,325,000	33,325,000
[a]	Series D, 0.03% due 8/1/2034 (put 7/1/2021)	675,000	675,000
	University of New Mexico (SPA U.S. Bank, N.A.),
[a]	0.03% due 6/1/2026 (put 7/8/2021)	2,510,000	2,510,000
[a]	Series B, 0.03% due 6/1/2026 (put 7/8/2021)	6,275,000	6,275,000
[a]	Series C, 0.03% due 6/1/2030 (put 7/8/2021)	8,935,000	8,935,000
	New York — 3.7%
[a]	City of New York ( LOC TD Bank N.A.) GO, Series B-3, 0.02% due 9/1/2027 (put 7/8/2021)	1,300,000	1,300,000
[a]	City of New York (LOC Sumitomo Mitsui Banking) GO, Series A-4, 0.03% due 10/1/2041 (put 7/8/2021)	5,775,000	5,775,000
[a]	City of New York (SPA Barclays Bank plc) GO, Series B4, 0.01% due 10/1/2046 (put 7/1/2021)	13,190,000	13,190,000
[a]	City of New York (SPA JPMorgan Chase Bank, N.A.) GO, Series F6, 0.03% due 6/1/2044 (put 7/1/2021)	3,725,000	3,725,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.),
[a]	Series C-4, 0.03% due 11/1/2036 (put 7/1/2021)	2,135,000	2,135,000
[a]	Series E4, 0.03% due 2/1/2045 (put 7/1/2021)	29,270,000	29,270,000
[a]	Subseries A-4, 0.03% due 8/1/2039 (put 7/1/2021)	12,840,000	12,840,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Mizuho Bank, Ltd.), Series A-4, 0.02% due 8/1/2043 (put 7/1/2021)	11,630,000	11,630,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA U.S. Bank, N.A.),
[a]	Series B5, 0.02% due 8/1/2042 (put 7/1/2021)	3,570,000	3,570,000
[a]	Subseries A-5, 0.02% due 8/1/2039 (put 7/1/2021)	3,370,000	3,370,000
	New York City Water & Sewer System,
[a]	Series EE-1, 0.02% due 6/15/2045 (put 7/1/2021)	10,080,000	10,080,000
[a]	Series EE-2, 0.02% due 6/15/2045 (put 7/1/2021)	21,620,000	21,620,000
[a]	New York City Water & Sewer System ( LOC Citibank N.A.), Series F, 0.02% due 6/15/2035 (put 7/1/2021)	16,200,000	16,200,000
[a]	New York City Water & Sewer System (SPA Bank of Montreal), Series BB, 0.01% due 6/15/2049 (put 7/1/2021)	1,700,000	1,700,000
[a]	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A), Series FF2, 0.03% due 6/15/2044 (put 7/1/2021)	24,000,000	24,000,000
[a]	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.), Series DD-2, 0.03% due 6/15/2043 (put 7/1/2021)	1,700,000	1,700,000
[a]	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.), Series A-1, 0.01% due 6/15/2044 (put 7/1/2021)	1,965,000	1,965,000
[a]	New York City Water & Sewer System (SPA U.S. Bank, N.A.), Series DD-3A, 0.02% due 6/15/2043 (put 7/1/2021)	2,000,000	2,000,000
[a]	New York City Water & Sewer System (SPA UBS AG), Series BB-1, 0.01% due 6/15/2039 (put 7/1/2021)	43,565,000	43,565,000
[a]	Triborough Bridge & Tunnel Authority (LOC U.S. Bank N.A.), Series 2005B-4C, 0.02% due 1/1/2031 (put 7/1/2021)	11,585,000	11,585,000
	North Carolina — 0.4%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series B, 0.03% due 1/15/2038 (put 7/1/2021)	6,715,000	6,715,000
[a]	North Carolina Medical Care Commission (Novant Health Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series A, 0.04% due 11/1/2034 (put 7/8/2021)	17,070,000	17,070,000
	Ohio — 0.3%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA U.S. Bank, N.A.), Series B-3, 0.02% due 1/1/2039 (put 7/1/2021)	3,225,000	3,225,000
[a]	State of Ohio GO, Series A, 0.03% due 3/15/2025 (put 7/8/2021)	13,555,000	13,555,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Oregon — 0.0%
[a]	State of Oregon (SPA U.S. Bank, N.A.) GO, Series O, 0.02% due 6/1/2041 (put 7/1/2021)	$ 2,550,000	$ 2,550,000
	Texas — 0.3%
[a]	Board of Regents of the University of Texas System, Series B, 0.02% due 8/1/2032 - 8/1/2039 (put 7/8/2021)	4,385,000	4,385,000
[a]	San Antonio Education Facilities Corp. (Trinity University), 0.04% due 6/1/2033 (put 7/8/2021)	10,800,000	10,800,000
[a]	Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center Obligated Group), Series B, 0.02% due 12/1/2039 (put 7/8/2021)	860,000	860,000
	Utah — 0.2%
	City of Murray (IHC Health Services, Inc. Obligated Group),
[a]	Series A, 0.03% due 5/15/2036 (put 7/8/2021)	900,000	900,000
[a]	Series C, 0.03% due 5/15/2036 (put 7/1/2021)	1,675,000	1,675,000
[a]	Series D, 0.03% due 5/15/2036 (put 7/1/2021)	780,000	780,000
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA Barclays Bank plc), Series C, 0.03% due 5/15/2037 (put 7/1/2021)	675,000	675,000
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series A, 0.03% due 5/15/2037 (put 7/1/2021)	2,130,000	2,130,000
[a]	County of Utah (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series E, 0.05% due 5/15/2051 (put 7/8/2021)	4,550,000	4,550,000
[a]	County of Weber (IHC Health Services, Inc. Obligated Group; SPA Bank of New York Mellon), Series A, 0.03% due 2/15/2031 (put 7/1/2021)	2,500,000	2,500,000
	Virginia — 0.3%
	Loudoun County (Howard Hughes Medical Institute) EDA,
[a]	Series A, 0.02% due 2/15/2038 (put 7/8/2021)	10,165,000	10,165,000
[a]	Series B, 0.02% due 2/15/2038 (put 7/8/2021)	6,765,000	6,765,000
[a]	Series E, 0.03% due 2/15/2038 (put 7/8/2021)	730,000	730,000
	Washington — 0.0%
[a]	Washington Higher Education Facilities Authority (Whitman College Kappa Alpha Theta Corp.; SPA JPMorgan Chase Bank, N.A.), 0.05% due 10/1/2029 (put 7/8/2021)	3,005,000	3,005,000
	Total Short-Term Municipal Bonds — 12.7% (Cost $758,490,000)		758,490,000
	Total Investments — 99.2% (Cost $5,710,485,367)		$5,926,419,241
	Other Assets Less Liabilities — 0.8%		50,345,282
	Net Assets — 100.0%		$5,976,764,523

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
b	Segregated as collateral for a when-issued security.
c	When-issued security.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
DFB	Development Finance Board
EDA	Economic Development Authority
EDC	Economic Development Corp.
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
JEA	Jacksonville Electric Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.